Supplement to the
Growth Allocation Fund
November 29, 2022
Summary Prospectus

Sharon Delia Dolan no longer serves as a Co-Portfolio Manager of the fund.
Kristina Stookey no longer serves as a Co-Portfolio Manager of the fund.
The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.
Bruno Winberg Crocco (Co-Portfolio Manager) has managed the fund since 2023.
Finola McGuire Foley (Co-Portfolio Manager) has managed the fund since 2023.
GAF-SUSTK-0223-100 1.9909395.100	February 28, 2023